Fixed Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 197,153,889	$ 225,179,262		$ 156,188,373
Vessels And Vessel Improvements Property Plant And Equipement Gross	216,175,636			165,708,159
Vessels And Vessel Improvements Property Plant And Equipement Additions	50,467,476
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(21,579,365)			12,076,025
Vessels And Vessel Improvements Property Plant And Equipement Net	194,596,271			153,632,134
mv BULK PANGAEA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	20,879,837	21,207,761
Property Plant And Equipement Acquisition Date	Dec. 21, 2009
Vessels And Vessel Improvements Property Plant And Equipement Gross	27,581,075			27,581,075
Vessels And Vessel Improvements Property Plant And Equipement Additions	0
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(6,701,238)
Vessels And Vessel Improvements Property Plant And Equipement Net	20,879,837
mv BULK DISCOVERY [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	13,583,813	11,870,654
Property Plant And Equipement Acquisition Date	Mar. 02, 2011
Vessels And Vessel Improvements Property Plant And Equipement Gross	18,093,801			18,175,762
Vessels And Vessel Improvements Property Plant And Equipement Additions	(81,961)
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(4,509,988)
Vessels And Vessel Improvements Property Plant And Equipement Net	13,583,813
mv BULK CAJUN [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	6,566,227	6,053,450
Property Plant And Equipement Acquisition Date	Jun. 24, 2011
Vessels And Vessel Improvements Property Plant And Equipement Gross	8,331,798			8,262,479
Vessels And Vessel Improvements Property Plant And Equipement Additions	69,319
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(1,765,571)
Vessels And Vessel Improvements Property Plant And Equipement Net	6,566,227
mv BULK PATRIOT [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	13,573,298	14,802,541
Property Plant And Equipement Acquisition Date	Oct. 06, 2011
Vessels And Vessel Improvements Property Plant And Equipement Gross	15,350,000			15,350,000
Vessels And Vessel Improvements Property Plant And Equipement Additions	0
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(1,776,702)
Vessels And Vessel Improvements Property Plant And Equipement Net	13,573,298
mv BULK JULIANA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	14,614,596	14,005,361
Property Plant And Equipement Acquisition Date	Apr. 25, 2012
Vessels And Vessel Improvements Property Plant And Equipement Gross	15,668,366			14,750,000
Vessels And Vessel Improvements Property Plant And Equipement Additions	918,366
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(1,053,770)
Vessels And Vessel Improvements Property Plant And Equipement Net	14,614,596
mv NORDIC ODYSSEY [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	30,252,396	29,425,883
Property Plant And Equipement Acquisition Date	Jun. 17, 2012
Vessels And Vessel Improvements Property Plant And Equipement Gross	32,276,538			32,272,785
Vessels And Vessel Improvements Property Plant And Equipement Additions	3,753
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(2,024,142)
Vessels And Vessel Improvements Property Plant And Equipement Net	30,252,396
mv NORDIC ORION [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	30,449,503	29,916,572
Property Plant And Equipement Acquisition Date	Jun. 17, 2012
Vessels And Vessel Improvements Property Plant And Equipement Gross	32,348,913			32,272,785
Vessels And Vessel Improvements Property Plant And Equipement Additions	76,128
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(1,899,410)
Vessels And Vessel Improvements Property Plant And Equipement Net	30,449,503
mv BULK TRIDENT [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	16,273,240	16,569,270
Property Plant And Equipement Acquisition Date	Sep. 04, 2012
Vessels And Vessel Improvements Property Plant And Equipement Gross	17,043,274			17,043,274
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(770,034)
Vessels And Vessel Improvements Property Plant And Equipement Net	16,273,240
mv BULK BEOTHUK [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	13,732,350	13,280,825
Property Plant And Equipement Acquisition Date	Feb. 19, 2013
Vessels And Vessel Improvements Property Plant And Equipement Gross	14,243,327			0
Vessels And Vessel Improvements Property Plant And Equipement Additions	14,243,327
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(510,977)
Vessels And Vessel Improvements Property Plant And Equipement Net	13,732,350
mv BULK NEWPORT [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	15,339,224	14,871,461
Property Plant And Equipement Acquisition Date	Sep. 03, 2013
Vessels And Vessel Improvements Property Plant And Equipement Gross	15,545,981			0
Vessels And Vessel Improvements Property Plant And Equipement Additions	15,545,981
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(206,757)
Vessels And Vessel Improvements Property Plant And Equipement Net	15,339,224
mv BULK PROVIDENCE [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	10,114,377	0
Property Plant And Equipement Acquisition Date	May 22, 2013
Vessels And Vessel Improvements Property Plant And Equipement Gross	10,300,000			0
Vessels And Vessel Improvements Property Plant And Equipement Additions	10,300,000
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(185,623)
Vessels And Vessel Improvements Property Plant And Equipement Net	10,114,377
mv BULK LIBERTY [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	9,217,410	0
Property Plant And Equipement Acquisition Date	Aug. 06, 2013
Vessels And Vessel Improvements Property Plant And Equipement Gross	9,392,563			0
Vessels And Vessel Improvements Property Plant And Equipement Additions	9,392,563
Accumulated Depreciation Depletion And Amortization Vessel Improvements	(175,153)
Vessels And Vessel Improvements Property Plant And Equipement Net	9,217,410
mv NORDIC BOTHNIA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	0	7,406,137
mv NORDIC BARENTS [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	0	7,862,978
mv NORDIC OSHIMA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	0 [1]	33,709,143	[1]
Dry Bulk Vessels16 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	194,596,271	220,982,036
Other fixed assets, net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 2,557,618	$ 4,197,226

[1]	The Company took delivery of the newbuilding m/v Nordic Oshima on September 25, 2014